Revenue Recognition - Summary Of Disaggregation Of Revenue By Major Source (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total membership and service revenue	$ 627,060	$ 733,918	$ 1,771,488	$ 2,520,939	$ 3,133,278		$ 3,058,694		$ 1,697,336
Other revenue	33,971	76,834	80,874	228,430	282,587		399,899		124,415
Total revenue	661,031	810,752	1,852,362	2,749,369	3,415,865		3,458,593		1,821,751
ASC 606 Membership And Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total membership and service revenue	411,024	521,643	1,112,226	2,004,947	2,418,259	[1]	2,700,540	[1]	$ 1,697,336	[1]
ASC 842 Rental And Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total membership and service revenue	$ 216,036	$ 212,275	$ 659,262	$ 515,992	$ 715,019		$ 358,154

[1]	Revenue for the year ended December 31, 2018 was recognized in accordance with ASC 605, Revenue Recognition.